Repurchase Agreements	12 Months Ended
Dec. 31, 2025
Repurchase Agreements
Repurchase Agreements

Note 13.  Repurchase Agreements

Securities sold under agreements to repurchase mature daily, and consisted of the following:

As of or for the year ended December 31,

	2025	2024

Current balance	$41,498,171	$48,943,996
Average balance	41,393,391	32,532,862
Highest month-end balance	48,813,262	48,943,996
Weighted average interest rate	2.58%	2.45%

Pledged investments (1)
Amortized cost	59,380,136	61,463,021
Fair value	53,294,329	52,603,659

(1)	U.S. GSE debt securities, Agency MBS, ABS and OAS, were pledged as collateral for the periods presented.